Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000212508
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	13.81%	6.48%	6.05%
C000009628
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	13.66%	6.31%	5.97%
C000144329
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	11.98%	2.77%	3.48%
C000144330
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	12.01%	2.67%	3.32%
C000144331
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	25.80%	12.88%	10.10%
C000009625
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	25.59%	12.69%	9.88%
C000144332
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	25.94%	9.18%	6.90%
C000009627
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	25.67%	8.97%	6.67%
C000040696
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	7.46%	0.97%	1.12%
C000023365
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	21.73%	6.23%	5.79%
C000103219
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%	20.75%	5.57%	5.21%
C000009629
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%	7.77%	2.68%	2.39%
C000103218
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	7.66%	2.59%	2.24%
C000009630
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%	5.25%	2.26%	1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	35.68%	15.62%	13.09%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	35.68%	15.62%	13.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	35.19%	15.25%	12.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	35.19%	15.25%	12.82%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	10.37%	1.39%	2.52%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	35.19%	15.25%	12.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	35.19%	15.25%	12.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.57%	0.33%	1.84%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%	18.53%	5.20%	5.10%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%	18.53%	5.20%	5.10%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	7.56%	1.32%	1.79%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	7.23%	1.65%	1.63%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	7.23%	1.65%	1.63%
ICE BofA U.S. 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	5.73%	2.45%	1.80%